Note 11 - Stock-based Compensation - Schedule of Stock Compensation Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs) [Member] | The 2017 Stock Incentive Plan [Member]
Stock compensation expense	$ 24,000	$ 44,000	$ 58,500	$ 61,100
Restricted Stock Units (RSUs) [Member] | The 2021 Stock Incentive Plan [Member]
Stock compensation expense	62,000	38,000	82,600	358,500
Share-Based Payment Arrangement, Option [Member] | The 2017 Stock Incentive Plan [Member]
Stock compensation expense	0	0	0	95,000
Share-Based Payment Arrangement, Option [Member] | The 2021 Stock Incentive Plan [Member]
Stock compensation expense			0	0
Research and Development Expense [Member] | Restricted Stock Units (RSUs) [Member] | The 2017 Stock Incentive Plan [Member]
Stock compensation expense	9,000	21,000	26,400	38,900
Research and Development Expense [Member] | Restricted Stock Units (RSUs) [Member] | The 2021 Stock Incentive Plan [Member]
Stock compensation expense	24,000	21,000	37,700	56,300
Research and Development Expense [Member] | Share-Based Payment Arrangement, Option [Member] | The 2017 Stock Incentive Plan [Member]
Stock compensation expense			0	65,000
General and Administrative Expense [Member] | Restricted Stock Units (RSUs) [Member] | The 2017 Stock Incentive Plan [Member]
Stock compensation expense	15,000	23,000	32,100	22,200
General and Administrative Expense [Member] | Restricted Stock Units (RSUs) [Member] | The 2021 Stock Incentive Plan [Member]
Stock compensation expense	$ 38,000	$ 17,000	44,900	302,200
General and Administrative Expense [Member] | Share-Based Payment Arrangement, Option [Member] | The 2017 Stock Incentive Plan [Member]
Stock compensation expense			$ 0	$ 30,000